Discontinued Operations	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations Disclosure

3. DISCONTINUED OPERATIONS

In May 2010, Changyou acquired 50% of the equity interests in Shanghai Jingmao Culture Communication Co., Ltd. (“Shanghai Jingmao”) and an affiliate of Shanghai Jingmao, which were primarily engaged in the cinema advertising business. In January 2011, Changyou acquired the remaining 50% of the equity interests in Shanghai Jingmao and its affiliate for total consideration of approximately $3.0 million. In the fourth quarter of 2011, a full impairment loss of $5.2 million on goodwill was recognized for the cinema advertising business.

During the second quarter of 2019, after assessing the collectability of the assets of the cinema advertising business, including receivables and prepayments, Changyou recognized a $17.0 million asset impairment charge for the cinema advertising business.

Changyou ceased operating the cinema advertising business and wound down the business in August 2019 as a result of a Chinese court in Shanghai having granted a petition by Shanghai Jingmao for bankruptcy relief on August 12, 2019. Accordingly, the results of operations for Changyou’s cinema advertising business have been excluded from Changyou’s results from continuing operations in the condensed consolidated statements of operations and are presented in separate line items as discontinued operations. Retrospective adjustments to the historical statements have been made in order to provide a consistent basis of comparison. Additionally, as of December 31, 2018, the related assets and liabilities associated with the discontinued operations were classified as assets/liabilities associated with discontinued operations in the consolidated balance sheets to provide comparable financial information. Changyou recognized $nil disposal gain/loss for the year ended December 31, 2019. However, Changyou may recognize disposal gain/loss in the future, depending on developments in the bankruptcy proceedings in the Chinese court.

The following tables set forth the assets, liabilities, results of operations and cash flows of discontinued operations, that were included in the Group’s consolidated financial statements (in thousands):

As of December 31, 2018
ASSETS
Current assets:
Cash and cash equivalents	229
Restricted cash	2,435
Accounts receivable, net	16,761
Prepaid and other current assets	14,899
Total current assets associated with discontinued operations	34,324
Non-current assets:
Fixed assets, net	351
Intangible assets, net	47
Total non-current assets associated with discontinued operations	398

Total assets associated with discontinued operations	34,722

LIABILITIES
Current liabilities:
Payable to Changyou	72,319
Accounts payable	9,210
Receipts in advance and deferred revenue	4,378
Accrued salary and benefits	4,888
Accrued liabilities to suppliers	9,632
Tax payables	496
Other short-term liabilities	182
Total current liabilities associated with discontinued operations	101,105

Total liabilities associated with discontinued operations	101,105

	Year Ended December 31,
	2017	2018	2019(1)
Revenues	$91,419	$70,202	$37,323
Cost of revenues	84,944	89,233	43,857
Gross profit	6,475	(19,031)	(6,534)
Operating expenses:
Sales and marketing	22,622	20,288	8,807
General and administrative	3,833	4,965	18,583
Total operating expenses	26,455	25,253	27,390
Operating profit	(19,980)	(44,284)	(33,924)
Interest income	0	6	7
Other income /(expense), net	(39)	(557)	61
Income before income tax expense	(20,019)	(44,835)	(33,856)
Income tax expense	512	0	142

Net loss from discontinued operations, net of tax	(20,531)	(44,835)	(33,998)

	Year Ended December 31,
	2017	2018	2019(1)
Net cash provided by discontinued operating activities	$1,062	$3,422	$9,341
Net cash provided used in discontinued investing activities	(954)	(718)	(10,808)
Net cash provided by/(used in) discontinued financing activities	0	0	0

Note (1):	Includes the financial results of the discontinued operations from January 1, 2019 to August 12, 2019.